Share capital, stock options and other stock-based plans Aggregate intrinsic values (Details) - Share units - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	$ 4,828	$ 21,332
Exercisable	$ 3,759	$ 3,009